Leases liabilities	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Leases liabilities	Leases liabilities
14.1.Right-of-use assets
Right‑of‑use assets related to leased properties that do not meet the definition of investment property are presented as property, plant and equipment (see Note 8 (g)).
14.2.Leases liabilities

	Consolidated
	Lease liabilities	Unwinding interest from lease agreements	Net lease liability
Opening balance as of January 1st, 2023	52,325	(5,266)	47,059

Additions	134,713	(5,162)	129,551
Opening Balance	35	—	35
Write-off of contracts	(7,375)	1,843	(5,532)
Payments - Principal	(112,459)	—	(112,459)
Interest payment	(2,465)	(185)	(2,650)
Interest appropriation	—	3,434	3,434
Exchange-rate change	(2,289)	331	(1,958)

Balance at December 31, 2023	62,485	(5,005)	57,480

Current	24,892	(2,272)	22,620
Non-current	37,593	(2,733)	34,860

	Consolidated
	Lease liabilities	Unwinding interest from lease agreements	Net lease liability
Opening balance as of January 1st, 2023	36,613	(4,946)	31,667

Additions	35,752	(3,162)	32,590
Business combination	15,908	(1,298)	14,610
Payments - Principal	(32,802)	—	(32,802)
Interest payment	(2,363)	(37)	(2,400)
Interest appropriation	—	4,183	4,183
Exchange-rate change	(783)	(6)	(789)

Balance at December 31, 2022	52,325	(5,266)	47,059

Current	16,700	(2,289)	14,411
Non-current	35,625	(2,977)	32,648
It is due to the lease liability, measured at the present value of lease payments expected until the end of the contract, projected at the real rate and discounted at the nominal rate, considering possible renewals or cancellations. Lease liabilities are recorded under “Lease liabilities” – in current and non-current liabilities.
The lease payments maturity analysis was settled out in note 3.4.12 showing the undiscounted lease payments to be received after the reporting date.